SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, NY 10017

November 1, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention: Filing Desk

Re:	BlackRock FundsSM (Registration

Statement File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Company”), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the definitive form of the prospectus, dated October 27, 2004, and statement of additional information, dated January 28, 2004, as supplemented October 27, 2004, for Service Shares of the Company’s Government Income Portfolio, that would have been filed on behalf of the Company in accordance with Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 85 to the Company’s Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on October 27, 2004.

Any questions or communications should be directed to David Wohl of this firm at 212-455-7937.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

cc:	Brian P. Kindelan (BlackRock Advisors, Inc.)

Brian Schmidt (BlackRock Advisors, Inc.)

Laura Hatch (Securities and Exchange Commission)